PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
AbbVie Savings Plan
DESCRIPTION OF THE PLAN
PLAN TERMINATION

NOTE E - PLAN TERMINATION

The Plan may be terminated or contributions discontinued at any time by AbbVie upon written notice to the Trustee and the Committee. All participants’ account balances are fully vested upon Plan termination. Upon termination of the Plan, distributions of each participant’s share in the Trust, as determined by the terms of the Plan, will be made to each participant. At the present time, AbbVie has no intention of terminating the Plan.

AbbVie Puerto Rico Savings Plan
DESCRIPTION OF THE PLAN
PLAN TERMINATION

NOTE E - PLAN TERMINATION

The Plan may be terminated or contributions discontinued at any time by AbbVie Ltd. upon written notice to the Trustee and Committee. All participants’ account balances are fully vested upon Plan termination. Upon termination of the Plan, distributions of each participant’s share in the Trust, as determined by the terms of the Plan, will be made to each participant. At the present time, AbbVie has no intention of terminating the Plan.